Cover Page	Nov. 12, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Apollo Global Management, Inc.
Entity Central Index Key	0001858681
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41197
Entity Tax Identification Number	86-3155788
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Address Line Three	Attn: Corporate Secretary
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	APO
Security Exchange Name	NYSE
Subordinated Notes
Document Information [Line Items]
Title of 12(b) Security	7.625% Fixed-Rate Resettable Junior Subordinated Notes due 2053
Trading Symbol	APOS
Security Exchange Name	NYSE